Preferred Stock	3 Months Ended
Sep. 30, 2011
Equity [Abstract]
Preferred Stock [Text Block]
Note 7 — Preferred Stock

The Company is authorized to issue 1,000,000 shares of  preferred stock, par value $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors.